Pension and Post-Retirement and Post-Employment Benefits - Components of Regulatory Assets That Have Not Been Recognized as Components of Net Periodic Benefit Costs (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial gain	$ (99)	$ (358)
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Actuarial gain	$ (398)	$ (506)